Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.4%
Abacus Property Group	51,499	$136,653
Ausdrill Ltd.	68,341	78,887
Australian Pharmaceutical Industries Ltd.	64,995	65,875
Aventus Group	35,075	56,288
Aveo Group	64,719	97,027
Beach Energy Ltd.	271,029	406,327
Bravura Solutions Ltd.	33,345	135,421
Breville Group Ltd.	14,040	190,131
BWP Trust	74,847	194,920
Cedar Woods Properties Ltd.	9,161	36,689
Centuria Industrial REIT	31,920	67,850
Charter Hall Education Trust	32,568	85,503
Charter Hall Group	75,256	519,625
Charter Hall Retail REIT	52,218	170,904
Collins Foods Ltd.	19,715	103,379
Costa Group Holdings Ltd.	44,282	176,722
Credit Corp. Group Ltd.	7,617	127,865
Cromwell Property Group	225,180	178,305
CSR Ltd.	80,142	200,812
Elders Ltd.	16,750	71,209
Estia Health Ltd.	31,887	64,862
GDI Property Group	83,763	81,950
Genworth Mortgage Insurance Australia Ltd.	38,055	64,016
Growthpoint Properties Australia Ltd.	41,310	122,410
GWA Group Ltd.	29,135	69,107
Hansen Technologies Ltd.	24,084	51,024
IDP Education Ltd.	22,042	242,023
Inghams Group Ltd.	35,004	109,637
Integrated Research Ltd.	14,942	26,082
IPH Ltd.	25,758	129,265
Kogan.com Ltd.	7,293	28,746
Lovisa Holdings Ltd.	7,263	51,530
McMillan Shakespeare Ltd.	12,645	118,105
Mineral Resources Ltd.	23,385	256,604
Monadelphous Group Ltd.	14,232	189,826
Myer Holdings Ltd.(a)	115,212	57,575
Navigator Global Investments Ltd.	19,359	54,640
Netwealth Group Ltd.	11,205	74,923
New Hope Corp. Ltd.	45,225	85,627
Nine Entertainment Co. Holdings Ltd.	118,017	145,366
Northern Star Resources Ltd.	94,422	544,299
NRW Holdings Ltd.	52,893	109,453
OFX Group Ltd.	36,829	39,661
OZ Minerals Ltd.	49,358	346,017
Pinnacle Investment Management Group Ltd.	14,641	62,861
Pro Medicus Ltd.	5,967	85,845
Quintis Ltd.(a)(b)(c)	9,815	—
RCR Tomlinson Ltd.(b)	27,470	—
Regis Resources Ltd.	75,691	255,188
Sandfire Resources NL	25,247	125,102
Saracen Mineral Holdings Ltd.(a)	121,855	239,292
Seven West Media Ltd.(a)	143,208	56,950
SG Fleet Group Ltd.	17,016	29,343
Shopping Centres Australasia Property Group	133,353	240,283
Sigma Healthcare Ltd.	167,492	61,892
Southern Cross Media Group Ltd.	127,170	112,781
St. Barbara Ltd.	81,730	184,082
Super Retail Group Ltd.	21,357	130,178

Security	Shares	Value

Australia (continued)
Tassal Group Ltd.	29,252	$105,416
Virtus Health Ltd.	10,110	28,250
Westgold Resources Ltd.(a)(c)	36,180	37,816
Whitehaven Coal Ltd.	110,838	327,656

		8,246,075

Austria — 0.1%
EVN AG	5,466	81,472

Belgium — 2.8%
AGFA-Gevaert NV(a)	27,579	119,057
Barco NV	1,432	254,207
Befimmo SA	2,733	156,513
Elia System Operator SA/NV	4,758	320,471
Gimv NV	3,357	201,653
Intervest Offices & Warehouses NV	2,214	62,651
Melexis NV(c)	3,240	259,621
Montea CVA	1,392	117,001
Orange Belgium SA	5,302	110,996
Recticel SA	7,675	80,079
Sioen Industries NV	758	21,535
Sofina SA	2,214	455,058
Van de Velde NV	1,163	39,297

		2,198,139

Canada — 8.8%
AGF Management Ltd., Class B, NVS	11,774	48,489
Alacer Gold Corp.(a)	46,014	121,432
Alaris Royalty Corp.	5,697	76,782
Altus Group Ltd./Canada	6,460	129,949
Badger Daylighting Ltd.	5,562	186,847
Canaccord Genuity Group Inc.	17,094	72,559
Canfor Corp.(a)	11,128	115,896
Canfor Pulp Products Inc.	4,482	48,878
Cascades Inc.	11,181	66,744
Celestica Inc.(a)	19,719	139,991
Centerra Gold Inc.(a)	34,731	176,082
China Gold International Resources Corp. Ltd.(a)	45,607	59,331
Cogeco Inc.	1,107	67,727
Computer Modelling Group Ltd.	12,998	57,009
DIRTT Environmental Solutions(a)	12,393	85,034
Dream Global REIT	29,222	299,562
Dream Industrial REIT	6,006	51,434
Dream Office REIT	4,973	86,137
Dream Unlimited Corp., Class A	11,178	62,155
Enerflex Ltd.	13,752	189,432
Enerplus Corp.	38,725	352,935
Enghouse Systems Ltd.	6,048	147,244
Equitable Group Inc.	1,840	99,892
Evertz Technologies Ltd.	4,239	53,444
Exco Technologies Ltd.	3,306	23,028
FirstService Corp.	5,277	457,324
Genworth MI Canada Inc.	6,168	190,882
Granite REIT	3,834	173,830
Guyana Goldfields Inc.(a)	30,510	21,093
Home Capital Group Inc.(a)	9,504	133,813
Interfor Corp.(a)	11,103	137,838
InterRent REIT	7,435	75,113
Just Energy Group Inc.	15,498	56,338
Killam Apartment REIT	12,906	181,617
Labrador Iron Ore Royalty Corp.	10,029	231,117
Magellan Aerospace Corp.	2,381	33,187

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Martinrea International Inc.	14,071	$142,572
Medical Facilities Corp.	5,406	65,907
Morguard REIT	5,351	48,729
Morneau Shepell Inc.	9,425	194,848
Neo Performance Materials Inc.	2,325	21,587
North West Co. Inc. (The)	7,317	153,933
OceanaGold Corp.	94,589	264,388
Parex Resources Inc.(a)	24,337	412,853
Pason Systems Inc.	12,042	178,589
Rogers Sugar Inc.	16,047	73,364
Silvercorp Metals Inc.	28,729	64,284
Summit Industrial Income REIT	6,264	55,227
Surge Energy Inc.	40,311	43,452
Tamarack Valley Energy Ltd.(a)	35,559	72,429
Transcontinental Inc., Class A	11,749	140,618
Uranium Participation Corp.(a)	19,035	61,412
Valener Inc.	5,191	100,988
Wajax Corp.	4,455	52,624
Western Forest Products Inc.	65,538	91,593
WestJet Airlines Ltd.	4,568	64,214
Westshore Terminals Investment Corp.	7,830	122,351

		6,936,127

China — 0.0%
TK Group Holdings Ltd.	56,000	37,831

Denmark — 2.1%
GN Store Nord A/S	21,476	1,098,358
NNIT A/S(d)	2,058	54,187
Per Aarsleff Holding A/S	2,925	96,817
Rockwool International A/S, Class B	1,404	374,729
Scandinavian Tobacco Group A/S(d)	5,589	66,489

		1,690,580

Finland — 0.7%
Cramo OYJ	6,021	126,520
DNA OYJ	8,911	211,915
F-Secure OYJ(a)	16,913	52,030
Ponsse OYJ	1,487	49,994
Ramirent OYJ	11,864	83,100

		523,559

France — 1.9%
ABC arbitrage	4,436	32,762
AKWEL	1,674	32,643
Albioma SA	4,753	111,594
Assystem SA	1,383	54,402
Aubay	1,006	35,796
Boiron SA	1,224	65,226
Bonduelle SCA	1,972	63,096
Cie. des Alpes	1,331	40,125
Derichebourg SA	16,068	69,869
Devoteam SA	875	102,376
Esso SA Francaise	434	14,883
Gaztransport Et Technigaz SA	2,928	264,646
Groupe Crit	381	29,121
Groupe Guillin	1,135	26,394
Guerbet	875	52,169
IPSOS	5,461	158,206
LNA Sante SA	929	47,944
Mersen SA	2,569	91,267
Neopost SA	5,565	136,334

Security	Shares	Value

France (continued)
Oeneo SA	3,240	$36,892
Vilmorin & Cie SA	950	52,807

		1,518,552

Germany — 3.6%
ADVA Optical Networking SE(a)	6,075	51,879
Amadeus Fire AG	918	122,222
Basler AG	195	35,184
bet-at-home.com AG	517	42,644
Borussia Dortmund GmbH & Co. KGaA	10,207	97,975
CANCOM SE	5,269	265,487
Cewe Stiftung & Co. KGaA	635	59,920
Deutsche Beteiligungs AG	2,063	81,845
Deutz AG	18,070	177,804
Draegerwerk AG & Co. KGaA(c)	459	21,425
Elmos Semiconductor AG	1,952	53,596
Hamburger Hafen und Logistik AG	3,951	99,185
Hornbach Holding AG & Co. KGaA	1,408	76,294
Hypoport AG(a)	493	100,666
Isra Vision AG	2,593	103,743
Jenoptik AG	8,029	316,733
Kloeckner & Co. SE(c)	10,692	74,951
Nemetschek SE	255	47,011
OHB SE(c)	842	33,688
Siltronic AG(c)	3,321	325,141
STRATEC SE	815	57,268
Surteco Group SE	1,060	29,758
VERBIO Vereinigte BioEnergie AG	3,818	33,161
Wacker Neuson SE	4,676	129,438
Washtec AG	1,820	142,981
Wuestenrot & Wuerttembergische AG	4,050	83,061
XING SE	462	171,639

		2,834,699

Hong Kong — 1.9%
Agritrade Resources Ltd.	420,000	68,524
Champion REIT	306,000	258,985
CITIC Telecom International Holdings Ltd.	189,000	78,294
CSI Properties Ltd.	560,000	31,407
Emperor Capital Group Ltd.	660,000	30,706
Emperor International Holdings Ltd.	166,000	49,300
Fairwood Holdings Ltd.	14,500	50,734
Giordano International Ltd.	174,000	82,726
IT Ltd.	110,000	53,139
Lai Sun Development Co. Ltd.	40,500	63,186
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	135,500	55,441
NewOcean Energy Holdings Ltd.(a)	122,000	33,589
Prosperity REIT	244,000	104,810
Regal Hotels International Holdings Ltd.	56,000	35,047
Sa Sa International Holdings Ltd.(c)	168,000	56,961
SITC International Holdings Co. Ltd.	199,000	211,292
SmarTone Telecommunications Holdings Ltd.	40,500	42,176
Sun Hung Kai & Co. Ltd.	55,000	27,411
Sunlight REIT	189,000	139,003
VSTECS Holdings Ltd.(c)	116,000	63,579

		1,536,310

Ireland — 0.1%
Irish Residential Properties REIT PLC	57,001	100,932

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel — 1.4%
Africa Israel Properties Ltd.(a)	1,917	$51,974
Delek Automotive Systems Ltd.	6,109	27,432
Equital Ltd.(a)	1	22
Harel Insurance Investments & Financial Services Ltd.	17,820	133,365
Israel Corp. Ltd. (The)	567	136,404
Ituran Location and Control Ltd.	2,764	101,632
Matrix IT Ltd.	5,488	73,062
Migdal Insurance & Financial Holding Ltd.	72,372	74,884
Naphtha Israel Petroleum Corp. Ltd.	4,887	29,707
Nova Measuring Instruments Ltd.(a)	4,116	114,987
Oil Refineries Ltd.(a)	257,985	126,521
Phoenix Holdings Ltd. (The)	11,314	64,409
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	675	35,222
REIT 1 Ltd.	29,701	134,855
Summit Real Estate Holdings Ltd.	4,455	40,492

		1,144,968

Italy — 1.7%
Ascopiave SpA	13,342	57,342
ASTM SpA	5,968	151,825
DiaSorin SpA	3,460	337,741
doBank SpA(d)	6,237	87,792
El.En. SpA	1,785	36,128
Falck Renewables SpA	17,097	61,008
Iren SpA	96,585	225,578
La Doria SpA	1,848	16,838
Reply SpA	2,681	174,267
Saras SpA	73,767	131,612
Sesa SpA	1,060	32,965

		1,313,096

Japan — 29.3%
Aichi Steel Corp.	2,700	82,545
Aisan Industry Co. Ltd.	5,400	36,412
Anest Iwata Corp.	5,400	47,127
Anicom Holdings Inc.(a)	2,800	86,483
Arata Corp.	2,800	99,933
Arcland Sakamoto Co. Ltd.	5,800	75,146
Arcs Co. Ltd.	5,400	109,091
As One Corp.	2,700	215,515
Asahi Diamond Industrial Co. Ltd.	8,300	58,650
ASKA Pharmaceutical Co. Ltd.	2,800	29,163
Axial Retailing Inc.	2,700	80,242
Bando Chemical Industries Ltd.	5,500	53,481
Bank of Saga Ltd. (The)	2,900	45,853
Belc Co. Ltd.	2,700	120,606
BML Inc.	3,000	84,444
Broadleaf Co. Ltd.	13,900	71,263
Bunka Shutter Co. Ltd.	8,800	64,632
Canon Electronics Inc.	5,500	90,518
Capcom Co. Ltd.	13,500	303,636
Cawachi Ltd.	2,900	51,139
Central Glass Co. Ltd.	5,400	125,430
Chori Co. Ltd.	2,900	43,171
Chubu Shiryo Co. Ltd.	2,800	30,897
Citizen Watch Co. Ltd.	45,900	257,164
CMK Corp.	8,300	57,234
cocokara fine Inc.	2,900	115,089
Computer Engineering & Consulting Ltd.	2,900	57,128
Comture Corp.	2,700	92,485
CONEXIO Corp.	2,900	35,855

Security	Shares	Value

Japan (continued)
Corona Corp.	5,800	$54,732
Cosmo Energy Holdings Co. Ltd.	8,100	167,055
Dai-Dan Co. Ltd.	2,800	62,021
Daido Metal Co. Ltd.	5,500	34,519
Daiho Corp.	2,700	72,242
Daikyonishikawa Corp.	5,800	58,169
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	2,700	78,303
Daiwa Industries Ltd.	5,800	67,543
Daiwabo Holdings Co. Ltd.	2,900	147,636
Denyo Co. Ltd.	2,900	36,766
Digital Arts Inc.	2,800	240,593
DTS Corp.	2,900	102,200
Eiken Chemical Co. Ltd.	5,800	104,153
Eizo Corp.	2,900	110,923
Elecom Co. Ltd.	2,900	96,862
en-japan Inc.	3,600	116,364
EPS Holdings Inc.	5,800	103,371
ESPEC Corp.	2,800	54,957
Exedy Corp.	5,400	123,055
F@N Communications Inc.	10,800	65,939
FCC Co. Ltd.	5,800	119,307
Fudo Tetra Corp.	2,700	36,970
Fuji Soft Inc.	3,500	137,957
Fujibo Holdings Inc.	2,800	69,588
Fujimi Inc.	2,900	66,944
Fujimori Kogyo Co. Ltd.	2,900	84,884
FULLCAST Holdings Co. Ltd.	2,800	61,217
Future Corp.	2,800	46,610
Gecoss Corp.	3,000	26,882
Geo Holdings Corp.	5,600	76,075
Godo Steel Ltd.	2,700	41,891
Goldcrest Co. Ltd.	2,800	36,730
G-Tekt Corp.	2,900	41,114
GungHo Online Entertainment Inc.	64,800	201,891
Hamakyorex Co. Ltd.	2,800	103,201
Hazama Ando Corp.	29,700	199,200
Heiwado Co. Ltd.	5,500	101,235
Hibiya Engineering Ltd.	2,900	48,353
Hisaka Works Ltd.	5,800	51,347
Hogy Medical Co. Ltd.	3,600	117,657
Ichiyoshi Securities Co. Ltd.	8,100	58,691
Inaba Denki Sangyo Co. Ltd.	3,500	142,200
Inabata & Co. Ltd.	6,000	82,101
Ines Corp.	6,000	74,882
Infocom Corp.	5,400	103,273
Infomart Corp.	13,500	196,000
Information Services International-Dentsu Ltd.	2,700	92,242
Iriso Electronics Co. Ltd.	2,900	149,980
Ishihara Sangyo Kaisha Ltd.	5,800	64,470
Itochu Enex Co. Ltd.	8,800	71,743
Itoki Corp.	5,500	27,012
JAC Recruitment Co. Ltd.	2,800	68,331
Japan Aviation Electronics Industry Ltd.	8,100	130,473
Japan Securities Finance Co. Ltd.	16,700	86,368
Japan Wool Textile Co. Ltd. (The)	8,100	65,236
JCR Pharmaceuticals Co. Ltd.	2,800	157,127
JCU Corp.	2,800	47,364
Jeol Ltd.	5,400	108,848
J-Oil Mills Inc.	2,700	96,485
Joshin Denki Co. Ltd.	2,900	62,075

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JSP Corp.	2,700	$56,388
JVC Kenwood Corp.	27,000	71,273
K&O Energy Group Inc.	2,900	41,973
Kaga Electronics Co. Ltd.	2,900	53,326
Kamei Corp.	3,000	29,899
Kanamoto Co. Ltd.	5,400	127,612
Kanematsu Corp.	13,500	149,212
Kanematsu Electronics Ltd.	2,900	85,666
Kanto Denka Kogyo Co. Ltd.	8,100	60,218
Kasai Kogyo Co. Ltd.	5,700	47,033
Kato Sangyo Co. Ltd.	3,000	97,508
Keihin Corp.	5,600	91,913
KH Neochem Co. Ltd.	5,400	156,364
Kissei Pharmaceutical Co. Ltd.	2,700	66,667
Kitz Corp.	8,100	61,673
KLab Inc.(a)(c)	5,800	42,911
Koa Corp.	3,000	41,158
Kohnan Shoji Co. Ltd.	3,100	68,444
Konishi Co. Ltd.	5,800	88,998
Konoike Transport Co. Ltd.	5,800	93,581
Kurabo Industries Ltd.	2,900	54,446
Kureha Corp.	2,700	160,970
KYB Corp.(a)	2,700	72,970
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	81,343
KYORIN Holdings Inc.	5,900	110,504
Leopalace21 Corp.(a)(c)	40,600	68,532
Maeda Kosen Co. Ltd.(c)	2,800	53,222
Maeda Road Construction Co. Ltd.	8,400	165,926
Makino Milling Machine Co. Ltd.	2,700	113,697
Mani Inc.	2,700	155,394
Marudai Food Co. Ltd.	2,700	47,103
Marvelous Inc.	5,500	42,222
Max Co. Ltd.	2,700	41,188
MCJ Co. Ltd.	10,800	77,188
Medical Data Vision Co. Ltd.(a)(c)	2,800	25,392
Meidensha Corp.	8,100	115,055
Meiko Network Japan Co. Ltd.	5,500	54,568
Melco Holdings Inc.	800	25,356
Menicon Co. Ltd.	2,800	80,449
Mimasu Semiconductor Industry Co. Ltd.	2,900	43,093
Mirait Holdings Corp.	8,400	123,011
Misawa Homes Co. Ltd.	5,500	38,469
Mitsuboshi Belting Ltd.	2,700	51,055
Mitsui Sugar Co. Ltd.	2,900	69,834
Miyazaki Bank Ltd. (The)	2,900	69,600
Mochida Pharmaceutical Co. Ltd.	5,400	250,182
Morita Holdings Corp.	5,800	97,851
Nagaileben Co. Ltd.	3,000	67,313
Nakayama Steel Works Ltd.	2,800	12,972
Neturen Co. Ltd.	5,800	49,681
Nihon Kohden Corp.	10,800	313,697
Nikkiso Co. Ltd.	8,100	99,855
Nippon Carbon Co. Ltd.	2,700	118,303
Nippon Ceramic Co. Ltd.	2,900	82,150
Nippon Denko Co. Ltd.	17,300	36,037
Nippon Flour Mills Co. Ltd.	8,700	146,465
Nippon Signal Co. Ltd.	8,700	80,536
Nippon Soda Co. Ltd.	2,700	74,303
Nippon Steel Trading Corp.	2,900	120,947
Nishimatsu Construction Co. Ltd.	8,700	187,865

Security	Shares	Value

Japan (continued)
Nishio Rent All Co. Ltd.	2,800	$77,432
Nisshin Oillio Group Ltd. (The)	3,600	102,626
Nissin Corp.	2,800	47,943
Nitta Corp.	2,900	95,300
Nitto Boseki Co. Ltd.	3,000	62,276
Nitto Kogyo Corp.	2,800	54,605
Nitto Kohki Co. Ltd.	200	4,114
Nohmi Bosai Ltd.	2,800	50,281
Noritake Co. Ltd./Nagoya Japan	2,700	130,667
Noritsu Koki Co. Ltd.	2,700	51,636
Ohsho Food Service Corp.	2,700	175,273
Oiles Corp.	2,700	44,970
Oita Bank Ltd. (The)	2,900	87,098
Okabe Co. Ltd.	5,400	49,261
Okinawa Electric Power Co. Inc. (The)	8,187	135,182
OPT Holding Inc.	2,700	44,097
Optex Group Co. Ltd.	5,600	93,421
Osaka Soda Co. Ltd.	2,900	69,860
Osaki Electric Co. Ltd.	8,200	54,262
OSJB Holdings Corp.	18,900	44,970
Oyo Corp.	5,500	57,778
Pacific Industrial Co. Ltd.	8,100	132,073
Pack Corp. (The)	2,900	93,217
Paramount Bed Holdings Co. Ltd.	2,900	135,919
PC Depot Corp.(c)	5,800	21,247
Press Kogyo Co. Ltd.	16,200	87,127
Proto Corp.	3,000	56,000
Raito Kogyo Co. Ltd.	8,700	111,782
Retail Partners Co. Ltd.	2,800	29,213
Riken Keiki Co. Ltd.	2,800	52,870
Riso Kagaku Corp.	2,700	44,679
Ryobi Ltd.	3,000	68,121
Sakai Chemical Industry Co. Ltd.	2,900	71,501
Sakai Moving Service Co. Ltd.	2,800	164,417
Sakata INX Corp.	5,900	53,451
San-Ai Oil Co. Ltd.	8,800	74,114
Sanyo Chemical Industries Ltd.	2,700	136,000
Sanyo Denki Co. Ltd.	2,700	125,818
Seikagaku Corp.	5,600	61,443
Sekisui Jushi Corp.	3,100	59,787
Sekisui Plastics Co. Ltd.	2,800	20,816
Shikoku Bank Ltd. (The)	5,800	52,857
Shikoku Chemicals Corp.	5,800	62,492
Shin-Etsu Polymer Co. Ltd.	8,700	66,007
Shinko Electric Industries Co. Ltd.	11,100	97,570
Shinko Plantech Co. Ltd.	5,900	61,503
Shinmaywa Industries Ltd.	13,500	166,182
Shinnihon Corp.	5,500	47,062
Shinoken Group Co. Ltd.	5,600	36,101
Shizuoka Gas Co. Ltd.	8,800	71,190
Shoei Foods Corp.(c)	2,800	78,312
Showa Corp.	8,300	121,323
Showa Sangyo Co. Ltd.	5,400	145,939
Sinfonia Technology Co. Ltd.	2,700	38,206
Sinko Industries Ltd.	2,800	40,224
Sintokogio Ltd.	8,700	81,473
SKY Perfect JSAT Holdings Inc.	24,300	96,873
Sodick Co. Ltd.	8,600	77,062
Solasto Corp.	8,400	83,566
St. Marc Holdings Co. Ltd.	2,800	62,725

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Star Micronics Co. Ltd.	5,400	$87,661
Sumitomo Densetsu Co. Ltd.	2,900	49,551
Sumitomo Mitsui Construction Co. Ltd.	27,040	175,775
Sumitomo Seika Chemicals Co. Ltd.	100	3,865
Sun Frontier Fudousan Co. Ltd.	3,000	30,545
Sushiro Global Holdings Ltd.	2,800	182,770
Systena Corp.	11,100	132,552
Tachi-S Co. Ltd.	3,100	47,624
Taihei Dengyo Kaisha Ltd.	2,800	61,619
Taiho Kogyo Co. Ltd.	2,900	22,809
Takara Bio Inc.	8,100	176,873
Takasago International Corp.	2,700	81,697
Takuma Co. Ltd.	11,600	139,460
Tamron Co. Ltd.	2,800	54,504
Tamura Corp.	11,100	68,369
Tatsuta Electric Wire and Cable Co. Ltd.	8,500	37,091
Tayca Corp.	2,800	63,002
Teikoku Sen-I Co. Ltd.	2,900	64,575
T-Gaia Corp.	5,400	87,564
TKC Corp.	2,900	113,136
Tocalo Co. Ltd.	8,800	71,980
Tochigi Bank Ltd. (The)	21,700	43,838
Toho Holdings Co. Ltd.	8,700	203,098
Toho Zinc Co. Ltd.	2,800	72,932
Tokai Carbon Co. Ltd.(c)	29,700	341,067
Tokai Corp./Gifu	3,000	69,145
TOKAI Holdings Corp.	13,900	115,568
Tokai Rika Co. Ltd.	8,100	140,291
Tokyo Seimitsu Co. Ltd.	5,800	167,686
Topre Corp.	5,800	108,110
Topy Industries Ltd.	2,900	66,710
Torii Pharmaceutical Co. Ltd.	2,700	53,503
Tosei Corp.	5,600	46,359
Toshiba Machine Co. Ltd.	5,400	122,473
Toshiba TEC Corp.	5,600	154,361
Towa Bank Ltd. (The)	5,900	37,665
Towa Pharmaceutical Co. Ltd.	8,100	198,618
Toyo Construction Co. Ltd.	16,200	59,345
TPR Co. Ltd.	2,900	56,737
Tsubakimoto Chain Co.	2,700	100,000
Tsugami Corp.	8,100	72,509
Tsukui Corp.	8,100	50,400
Tsurumi Manufacturing Co. Ltd.	2,900	51,998
Unipres Corp.	5,800	89,311
United Arrows Ltd.	2,700	85,212
Valqua Ltd.	2,800	59,758
ValueCommerce Co. Ltd.	2,700	67,879
Vital KSK Holdings Inc.(c)	8,700	82,801
Wakita & Co. Ltd.	5,900	61,609
Warabeya Nichiyo Holdings Co. Ltd.	2,900	46,452
Yahagi Construction Co. Ltd.	5,800	40,567
Yakuodo Co. Ltd.(c)	2,700	65,915
YAMABIKO Corp.	5,600	55,108
Yamazen Corp.	8,700	91,003
Yellow Hat Ltd.	5,800	73,115
Yodogawa Steel Works Ltd.	2,900	55,097
Yondoshi Holdings Inc.	2,900	63,715
Yorozu Corp.	2,900	42,052
Yuasa Trading Co. Ltd.	2,900	82,411
Yume No Machi Souzou Iinkai Co. Ltd.	2,800	41,884

Security	Shares	Value

Japan (continued)
Yurtec Corp.	5,500	$38,667
ZERIA Pharmaceutical Co. Ltd.	2,700	47,636

		23,177,191

Netherlands — 4.0%
Arcadis NV	10,908	205,740
ASM International NV	6,565	445,564
ASR Nederland NV	20,450	907,566
BinckBank NV	8,544	60,516
Euronext NV(d)	8,535	592,563
ForFarmers NV	4,918	41,998
Kendrion NV	2,458	60,190
Koninklijke Volkerwessels NV	5,724	122,268
NSI NV	2,738	108,317
SIF Holding NV(c)	1,837	21,658
Signify NV(d)	17,445	522,588
Vastned Retail NV	2,028	71,138

		3,160,106

New Zealand — 0.6%
Air New Zealand Ltd.	86,591	155,052
Metlifecare Ltd.	28,785	95,024
New Zealand Refining Co. Ltd. (The)	24,705	34,269
Summerset Group Holdings Ltd.	36,019	134,758
Tourism Holdings Ltd.	14,236	38,356

		457,459

Norway — 3.0%
Atea ASA	13,429	191,322
Austevoll Seafood ASA	14,313	166,013
Bakkafrost P/F	6,402	327,966
Borregaard ASA	15,910	161,078
BW Offshore Ltd.(a)	14,338	79,587
DNO ASA	99,854	225,978
Elkem ASA(a)(d)	39,474	162,506
Kongsberg Automotive ASA(a)	71,616	65,508
Kvaerner ASA	21,284	29,535
Odfjell Drilling Ltd.(a)	9,432	32,569
Salmar ASA	7,913	358,704
Selvaag Bolig ASA	5,028	28,432
SpareBank 1 Nord Norge	14,609	110,993
Subsea 7 SA	1,435	18,187
TGS NOPEC Geophysical Co. ASA	15,765	410,920

		2,369,298

Singapore — 0.4%
Accordia Golf Trust	186,300	82,803
Kenon Holdings Ltd./Singapore	2,295	44,969
Riverstone Holdings Ltd./Singapore	46,900	35,489
Yanlord Land Group Ltd.	108,000	115,839

		279,100

Spain — 1.0%
eDreams ODIGEO SA(a)	9,241	32,312
Ence Energia y Celulosa SA	20,395	109,529
Ercros SA	15,154	51,595
Faes Farma SA	45,725	209,588
Mediaset Espana Comunicacion SA	24,894	192,501
Miquel y Costas & Miquel SA	3,942	69,801
Talgo SA(a)(d)	13,319	87,769

		753,095

Sweden — 1.7%
Arjo AB, Class B	34,074	126,163

5

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Bilia AB, Class A	698	$5,984
BioGaia AB, Class B	2,705	131,028
Biotage AB	8,346	113,073
Bure Equity AB	7,209	133,764
Cellavision AB	2,781	92,878
Granges AB	11,372	123,208
Investment AB Oresund	5,157	70,194
Kambi Group PLC(a)	3,456	68,707
New Wave Group AB, Class B	6,750	48,565
Nolato AB, Class B	3,167	146,777
Paradox Interactive AB	3,377	51,684
SAS AB(a)	29,300	53,380
Vitrolife AB	10,349	217,718

		1,383,123

Switzerland — 5.2%
ALSO Holding AG, Registered	900	113,052
APG SGA SA	217	62,183
Ascom Holding AG, Registered	5,626	76,633
Autoneum Holding AG	469	62,088
Bachem Holding AG, Class B, Registered	784	100,020
Bell Food Group AG, Registered	244	70,159
BKW AG	2,600	165,594
Bobst Group SA, Registered	1,360	97,696
Burkhalter Holding AG	648	49,792
Feintool International Holding AG, Registered	253	18,249
Galenica AG(d)	7,349	374,662
GAM Holding AG(a)	25,787	106,792
Gurit Holding AG, Bearer	58	62,610
Huber & Suhner AG, Registered	1,998	159,605
Inficon Holding AG, Registered	297	166,862
Intershop Holding AG	111	54,356
Kardex AG, Registered	1,001	155,209
Komax Holding AG, Registered	605	138,693
LEM Holding SA, Registered	84	114,913
Logitech International SA, Registered	23,986	937,784
Orior AG	895	68,333
Rieter Holding AG, Registered	469	67,934
Schweiter Technologies AG, Bearer	162	157,231
Siegfried Holding AG, Registered	601	227,955
Swissquote Group Holding SA, Registered	1,389	54,197
Tecan Group AG, Registered	1,820	410,080
Zehnder Group AG, Registered	1,379	47,500

		4,120,182

United Kingdom — 18.4%
888 Holdings PLC	54,549	102,900
Abcam PLC	28,686	487,276
Acacia Mining PLC(a)	27,980	53,365
Advanced Medical Solutions Group PLC	30,381	130,700
Aggreko PLC	39,690	441,462
Alliance Pharma PLC	54,649	55,997
Biffa PLC(d)	37,969	117,558
Bodycote PLC	29,754	332,420
Bovis Homes Group PLC	21,258	307,614
Brewin Dolphin Holdings PLC	46,665	199,052
Centamin PLC	171,037	197,331
Central Asia Metals PLC	24,925	74,248
Chemring Group PLC	45,881	92,112
CMC Markets PLC(d)	19,658	20,015
Computacenter PLC	10,217	160,765

Security	Shares	Value

United Kingdom (continued)
Costain Group PLC	17,262	$72,349
Dart Group PLC	15,022	182,322
De La Rue PLC	16,470	94,580
Diploma PLC	17,854	372,406
EI Group PLC(a)	74,284	206,464
Electrocomponents PLC	67,996	572,279
EMIS Group PLC	8,597	125,300
EnQuest PLC(a)	278,246	77,553
Entertainment One Ltd.	56,889	353,463
Equiniti Group PLC(d)	56,385	157,745
Ferrexpo PLC	46,578	125,876
Forterra PLC(d)	32,652	132,808
Frontier Developments PLC(a)(c)	3,054	38,858
Future PLC	12,339	136,085
Galliford Try PLC	17,712	125,149
Games Workshop Group PLC	4,708	255,078
GB Group PLC	21,259	164,900
Go-Ahead Group PLC (The)	6,537	165,070
Gocompare.Com Group PLC	52,138	59,813
Greggs PLC	15,915	372,834
Gulf Keystone Petroleum Ltd.(a)	35,646	118,034
Halfords Group PLC	33,510	102,049
Hansteen Holdings PLC	64,913	79,546
Hotel Chocolat Group Ltd.	6,460	30,949
Ibstock PLC(d)	63,589	216,529
IG Design Group PLC (c)	6,426	51,269
IG Group Holdings PLC	57,348	381,135
International Personal Finance PLC	35,560	84,835
iomart Group PLC	12,422	56,436
John Laing Group PLC(d)	76,431	383,013
Jupiter Fund Management PLC	19,903	97,377
Kainos Group PLC	10,675	73,479
KCOM Group PLC	76,013	97,013
Keller Group PLC	11,882	108,895
LondonMetric Property PLC	108,721	286,586
Lookers PLC	45,153	53,272
Marshalls PLC	31,786	267,274
Moneysupermarket.com Group PLC	83,544	396,113
Morgan Sindall Group PLC	5,832	99,750
Northgate PLC	20,851	100,031
Numis Corp. PLC	11,533	41,421
On the Beach Group PLC(d)	15,420	92,068
Pagegroup PLC	50,933	357,226
Patisserie Holdings PLC(a)(b)	3,062	—
Pendragon PLC	232,288	69,649
Pets at Home Group PLC	77,301	152,571
Photo-Me International PLC	43,989	52,242
Plus500 Ltd.	12,539	86,309
Premier Foods PLC(a)(c)	110,573	51,101
Premier Oil PLC(a)	120,852	157,202
QinetiQ Group PLC	87,753	344,799
Redde PLC	50,923	79,928
Redrow PLC	33,250	267,014
Renishaw PLC	5,699	335,219
Restaurant Group PLC (The)	33,318	62,546
RPS Group PLC	36,948	93,444
Sabre Insurance Group PLC(d)	35,375	122,670
Safestore Holdings PLC	31,402	263,636
Saga PLC	175,284	134,592
Savills PLC	22,820	268,339

6

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Schroder REIT Ltd.	74,844	$55,615
Softcat PLC	17,336	204,983
Staffline Group PLC	3,081	35,426
Stagecoach Group PLC	68,229	117,143
Standard Life Investment Property Income Trust Ltd.	59,785	71,314
Stock Spirits Group PLC	28,200	82,717
Superdry PLC	8,029	54,010
Telecom Plus PLC	9,695	178,461
Telford Homes PLC	11,178	40,584
Vesuvius PLC	7,215	58,081
Victrex PLC	12,960	410,894
Watkin Jones PLC	29,631	86,335
WH Smith PLC	17,338	462,903

		14,537,774

Total Common Stocks — 99.1% (Cost: $78,920,780)		78,399,668

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	1,470	88,137
STO SE & Co. KGaA, Preference Shares, NVS	469	46,727

		134,864

Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	6,542	94,725

Total Preferred Stocks — 0.3% (Cost: $276,400)		229,589

Rights

Switzerland — 0.0%
Bachem Holding Ltd. (Expires 05/06/19)(a)	784	226

Total Rights — 0.0% (Cost: $0)		226

Security	Shares	Value

Warrants

Australia — 0.0%
Westgold Resources Ltd. (Expires 06/30/19)(a)(b)	1,386	$5

Total Warrants — 0.0% (Cost: $0)		5

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(e)(f)(g)	1,510,142	1,510,746
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(e)(f)	24,839	24,839

		1,535,585

Total Short-Term Investments — 1.9% (Cost: $1,535,233)		1,535,585

Total Investments in Securities — 101.3% (Cost: $80,732,413)		80,165,073

Other Assets, Less Liabilities — (1.3)%		(1,045,702)

Net Assets — 100.0%		$79,119,371

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	965,460	544,682	1,510,142	$1,510,746	$33,601	(a)	$(201)	$213
BlackRock Cash Funds: Treasury, SL Agency Shares	8,025	16,814	24,839	24,839	897		—	—

				$1,535,585	$34,498		$(201)	$213

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

7

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Multifactor Intl Small-Cap ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$78,399,668	$—	$0	(a)	$78,399,668
Preferred Stocks	229,589	—	—		229,589
Rights	—	226	—		226
Warrants	—	—	5		5
Money Market Funds	1,535,585	—	—		1,535,585

	$80,164,842	$226	$5		$80,165,073

(a)	Rounds to less than $1.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

8